Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2021
Equipment [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, useful life	5 years
Vehicles [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold Improvements [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, useful life	15 years
Furniture and Fixtures [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, useful life	5 years
Minimum [Member] | Computers software and related equipment [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, useful life	3 years
Maximum [Member] | Computers software and related equipment [Member]
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) - Schedule of estimated useful lives [Line Items]
Property, plant and equipment, useful life	5 years